Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 1,015,632	$ 1,076,151	$ 1,046,630
Weighted average ordinary shares outstanding - basic (in shares)	145,162,220	161,059,552	185,514,370
Basic earnings per share (in USD per share)	$ 7.00	$ 6.68	$ 5.64
Weighted average ordinary shares outstanding - diluted (in shares)	148,706,266	167,287,508	189,682,036
Diluted earnings per share (in USD per share)	$ 6.83	$ 6.43	$ 5.52